PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Premises and Equipment

Premises and equipment are summarized as follows:

	December 31,
	2019	2018
Leasehold improvements	$646,280	$646,280
Furniture and equipment	1,317,634	1,071,457

	1,963,914	1,717,737
Accumulated depreciation	(874,089)	(887,004)

	$1,089,825	$830,733

Schedule of Future Minimum Lease Commitments on Noncancelable Operating Leases	Future minimum lease commitments on noncancelable operating leases, excluding any renewal options, are summarized as follows:

2020	$344,370
2021	345,253
2022	338,448
2023	289,796

$1,317,867